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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         David M. Knott
                 -------------------------------
   Address:      485 Underhill Boulevard
                 -------------------------------
                 Suite 205
                 -------------------------------
                 Syosset, NY  11791
                 -------------------------------

Form 13F File Number: 28-03121
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David M. Knott
         -------------------------------
Title:   Investment Manager
         -------------------------------
Phone:   (516) 364-0303
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ David M. Knott            Syosset, New York    May 12, 2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 108
                                        --------------------

Form 13F Information Table Value Total: $1,189,117
                                        --------------------
                                            (thousands)

List of Other Included Managers: Dorset Management Corporation ("Dorset")

                           FORM 13F INFORMATION TABLE

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
AMAG Pharmaceuticals, Inc.       Common  00163U106     5,870,050    351,500 SH       DEFINED    Dorset      351,500
Amarin Corporation PLC           Common  023111206     4,059,610    556,111 SH       DEFINED    Dorset      556,111
Anadarko Petroleum Corporation   Common  032511107       819,200     10,000 SH       SOLE                    10,000
Anadarko Petroleum Corporation   Common  032511107    84,049,920  1,026,000 SH       DEFINED    Dorset    1,026,000
Anadarko Petroleum Corporation   Common  032511107    33,738,752    411,850 SH       DEFINED    Dorset                 411,850
Anadarko Petroleum Corporation   Common  032511107       376,832      4,600 SH       OTHER                               4,600
Anchor Bancorp                   Common  032838104        80,250      7,500 SH       SOLE                     7,500
Anchor Bancorp                   Common  032838104        53,500      5,000 SH       OTHER                               5,000
Anheuser-Busch InBev NV          Common  03524A108    18,345,853    320,900 SH       DEFINED    Dorset      320,900
Anheuser-Busch InBev NV          Common  03524A108     1,840,874     32,200 SH       DEFINED    Dorset                  32,200
Apache Corporation               Common  037411105    26,184,000    200,000 SH       DEFINED    Dorset                 200,000
Asia Entertainment & Resources
 Ltd.                            Common  G0539K108     4,109,760    428,100 SH       DEFINED    Dorset      428,100
Aveta, Inc.                      Common  05365U101     4,888,052    561,200 SH       DEFINED    Dorset      561,200
Aveta, Inc.                      Common  05365U101       205,556     23,600 SH       DEFINED    Dorset                  23,600
Baker Hughes Incorporated        Common  057224107    33,043,500    450,000 SH       DEFINED    Dorset                 450,000
Black Diamond, Inc.              Common  09202G101     2,060,593    299,679 SH       DEFINED    Dorset      299,679
Cabot Oil & Gas Corporation      Common  127097103    33,900,800    640,000 SH       DEFINED    Dorset                 640,000
Cambium Learning Group Inc.      Common  13201A107     1,643,900    483,500 SH       DEFINED    Dorset      483,500
Canadian Natural Resources Ltd.  Common  136385101     1,423,584     28,800 SH       SOLE                    28,800
Canadian Natural Resources Ltd.  Common  136385101    30,377,779    614,400 SH       DEFINED    Dorset      614,400
Canadian Natural Resources Ltd.  Common  136385101    33,967,341    687,000 SH       DEFINED    Dorset                 687,000
Canadian Natural Resources Ltd.  Common  136385101       499,243     10,100 SH       OTHER                              10,100
Capitol Federal Financial, Inc.  Common  14057J101    10,796,660    958,000 SH       DEFINED    Dorset      958,000
Capitol Federal Financial, Inc.  Common  14057J101        22,540      2,000 SH       DEFINED    Dorset                   2,000
Carrols Restaurant Group         Common  14574X104     1,297,800    140,000 SH       DEFINED    Dorset      140,000
Central European Distribution
 Corporation                     Common  153435102     5,107,500    450,000 SH       DEFINED    Dorset      450,000
Check Point Software
 Technologies Ltd.               Common  M22465104     4,466,875     87,500 SH       DEFINED    Dorset       87,500
Chemtura Corporation             Common  163893209     3,354,000    195,000 SH       DEFINED    Dorset      195,000
Chevron Corporation              Common  166764100    36,009,150    335,000 SH       DEFINED    Dorset                 335,000
China Ceramics Co. Ltd.          Common  G2113X100     8,122,805  1,316,500 SH       DEFINED    Dorset    1,316,500
China Ceramics Co. Ltd.          Common  G2113X100       206,695     33,500 SH       DEFINED    Dorset                  33,500
Citigroup Inc.                   Common  172967101    14,317,706  3,239,300 SH       DEFINED    Dorset    3,239,300
Citigroup Inc.                   Common  172967101     1,675,180    379,000 SH       DEFINED    Dorset                 379,000
Citizens Community Bancorp       Common  174903104        74,850     15,000 SH       SOLE                    15,000
Columbia Laboratories, Inc.      Common  197779101         2,262        600 SH       OTHER                                 600
Columbia Laboratories, Inc.      Common  197779101    14,706,680  3,900,976 SH       DEFINED    Dorset    3,900,976
Columbia Laboratories, Inc.      Common  197779101       156,711     41,568 SH       DEFINED    Dorset                  41,568
CVS Caremark Corporation         Common  126650100    10,598,016    308,800 SH       DEFINED    Dorset      308,800
CVS Caremark Corporation         Common  126650100     1,019,304     29,700 SH       DEFINED    Dorset                  29,700
Devon Energy Corp.               Common  25179M103    33,954,900    370,000 SH       DEFINED    Dorset                 370,000
Eagle Materials                  Common  26969P108         6,899        228 SH       OTHER                                 228
Elster Group SE                  Common  290348101     5,105,750    314,200 SH       DEFINED    Dorset      314,200
EnCana Corp.                     Common  292505104    34,581,000  1,000,000 SH       DEFINED    Dorset               1,000,000
Essex Rental Corporation         Common  297187106    17,254,635  2,447,466 SH       DEFINED    Dorset    2,447,466
Essex Rental Corporation         Common  297187106     1,890,810    268,200 SH       DEFINED    Dorset                 268,200

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.            Common  302182100     8,741,892    157,200 SH       DEFINED    Dorset      157,200
FMC Technologies, Inc.           Common  302490101    15,589,200    165,000 SH       DEFINED    Dorset                 165,000
FutureFuel Corporation           Common  36116M106    22,450,139  2,088,385 SH       DEFINED    Dorset    2,088,385
FutureFuel Corporation           Common  36116M106        10,750      1,000 SH       DEFINED    Dorset                   1,000
Gilead Sciences Inc.             Common  375558103    18,680,387    439,849 SH       DEFINED    Dorset      439,849
Gilead Sciences Inc.             Common  375558103        21,235        500 SH       DEFINED    Dorset                     500
Golden Gate Homes Inc.           Common  381047109         1,083      5,413 SH       DEFINED    Dorset        5,413
Halliburton Company              Common  406216101    33,642,000    675,000 SH       DEFINED    Dorset                 675,000
Helmerich & Payne, Inc.          Common  423452101    36,405,700    530,000 SH       DEFINED    Dorset                 530,000
Hess Corporation                 Common  42809H107    31,953,750    375,000 SH       DEFINED    Dorset                 375,000
Jazz Pharmaceuticals, Inc.       Common  472147107    11,395,930    357,800 SH       DEFINED    Dorset      357,800
Johnson&Johnson                  Common  478160104        29,625        500 SH       SOLE                       500
JPMorgan Chase & Co.             Common  46625H100       862,070     18,700 SH       SOLE                    18,700
JPMorgan Chase & Co.             Common  46625H100    74,354,690  1,612,900 SH       DEFINED    Dorset    1,612,900
JPMorgan Chase & Co.             Common  46625H100     8,210,410    178,100 SH       DEFINED    Dorset                 178,100
JPMorgan Chase & Co.             Common  46625H100       304,260      6,600 SH       OTHER                               6,600
Kraft Foods Inc.                 Common  50075N104       194,432      6,200 SH       SOLE                     6,200
Kraft Foods Inc.                 Common  50075N104       125,440      4,000 SH       OTHER                               4,000
Kroger Co.                       Common  501044101     4,794,000    200,000 SH       DEFINED    Dorset      200,000
Ligand Pharmaceuticals
 Incorporated                    Common  53220K504    11,846,180  1,184,618 SH       DEFINED    Dorset    1,184,618
Ligand Pharmaceuticals
 Incorporated                    Common  53220K504       563,490     56,349 SH       DEFINED    Dorset                  56,349
LM Ericsson Telephone Company    Common  294821608        51,440      4,000 SH       SOLE                     4,000
LM Ericsson Telephone Company    Common  294821608    21,577,794  1,677,900 SH       DEFINED    Dorset    1,677,900
LM Ericsson Telephone Company    Common  294821608     2,572,000    200,000 SH       DEFINED    Dorset                 200,000
Microsoft Corporation            Common  594918104     4,720,001    185,900 SH       DEFINED    Dorset      185,900
Millicom International Cellular
 SA                              Common  L6388F110     7,337,771     76,300 SH       DEFINED    Dorset       76,300
Molson Coors Brewing Company     Common  60871R209    20,087,676    428,400 SH       DEFINED    Dorset      428,400
Molson Coors Brewing Company     Common  60871R209        28,134        600 SH       DEFINED    Dorset                     600
Murphy Oil Corporation           Common  626717102    26,798,300    365,000 SH       DEFINED    Dorset                 365,000
Noble Corporation                Common  G65422100    11,405,000    250,000 SH       DEFINED    Dorset                 250,000
Noble Energy Inc                 Common  655044105    33,827,500    350,000 SH       DEFINED    Dorset                 350,000
OBA Financial Services, Inc.     Common  67424G101        73,300      5,000 SH       OTHER                               5,000
OBA Financial Services, Inc.     Common  67424G101       363,000     25,000 SH       DEFINED    Dorset       25,000
Onyx Pharmaceuticals, Inc.       Common  683399109    20,301,252    577,068 SH       DEFINED    Dorset      577,068
Orient-Express Hotels Ltd.       Common  G67743107     1,693,453    136,900 SH       DEFINED    Dorset      136,900
Owens-Illinois, Inc.             Common  690768403     9,751,370    323,000 SH       DEFINED    Dorset      323,000
Owens-Illinois, Inc.             Common  690768403       606,819     20,100 SH       DEFINED    Dorset                  20,100
Petroleo Brasileiro SA           Common  71654V408     8,086,000    200,000 SH       DEFINED    Dorset                 200,000
Pfizer Inc.                      Common  717081103       514,391     25,327 SH       SOLE                    25,327
Pfizer Inc.                      Common  717081103    36,750,458  1,809,476 SH       DEFINED    Dorset    1,809,476
Pfizer Inc.                      Common  717081103     4,720,044    232,400 SH       DEFINED    Dorset                 232,400
Pfizer Inc.                      Common  717081103       284,340     14,000 SH       OTHER                              14,000
Philip Morris International
 Inc.                            Common  718172109    13,132,563    200,100 SH       DEFINED    Dorset      200,100
Philip Morris International
 Inc.                            Common  718172109     2,132,975     32,500 SH       DEFINED    Dorset                  32,500
Pioneer Natural Resources
 Company                         Common  723787107    13,963,040    137,000 SH       DEFINED    Dorset                 137,000

            COLUMN 1            COLUMN 2 COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF   CUSIP       VALUE       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------------
                                 CLASS                  ($)        PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Rand Logistics, Inc.             Common  752182105    19,974,495  2,732,489 SH       DEFINED    Dorset    2,732,489
Rand Logistics, Inc.             Common  752182105         6,579        900 SH       DEFINED    Dorset                     900
RC2 Corporation                  Common  749388104     2,776,280     98,800 SH       DEFINED    Dorset       98,800
Repsol YPF SA                    Common  76026T205    13,435,500    390,000 SH       DEFINED    Dorset                 390,000
Schlumberger Limited             Common  806857108    30,775,800    330,000 SH       DEFINED    Dorset                 330,000
SeaCube Container Leasing Ltd.   Common  G79978105     3,900,036    243,600 SH       DEFINED    Dorset      243,600
SM Energy Company                Common  78454L100    11,128,500    150,000 SH       DEFINED    Dorset                 150,000
Southpeak Inter. Corp. @5 Exp.
 4/17/2011                       Common  844649111       972,000    194,400 SH  Call DEFINED    Dorset      194,400
Southwestern Energy Company      Common  845467109    18,584,525    432,500 SH       DEFINED    Dorset                 432,500
Standard Financial Corp.         Common  853393106       314,000     20,000 SH       DEFINED    Dorset       20,000
State Street Corporation         Common  857477103     8,992,494    200,100 SH       DEFINED    Dorset      200,100
The Stephan Co.                  Common  858603103       442,147    180,468 SH       DEFINED    Dorset      180,468
Total SA Sponsored ADR           Common  89151E109        73,164      1,200 SH       SOLE                     1,200
Total SA Sponsored ADR           Common  89151E109        73,164      1,200 SH       OTHER                               1,200
Wells Fargo & Company            Common  949746101     6,373,710    201,000 SH       DEFINED    Dorset      201,000
Westway Group Inc.               Common  96169B100    12,394,451  2,785,270 SH       DEFINED    Dorset    2,785,270
Westway Group Inc.               Common  96169B100       319,830     71,872 SH       DEFINED    Dorset                  71,872
YPF Sociedad Anonima Spon ADR    Common  984245100    11,357,700    255,000 SH       DEFINED    Dorset                 255,000

                         Total:                    1,189,117,336 46,612,462                              36,258,695 10,353,767    0
                                                   ============= ==========                              ========== ==========    =